Summary of Significant Accounting Policies (Details Narrative 1) (USD $)	Oct. 21, 2014	Sep. 30, 2014
Summary Of Significant Accounting Policies Details Narrative 1
Inventory	$ 31,058	$ 11,426
Inventory, gross		$ 42,484